Inventories - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Inventories pledged as security for liabilities	$ 0
Raw materials and consumables recognized as fuel expenses	$ 536,292,557	$ 587,063,837	$ 374,868,794
Bocamina II [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Adjustments of impairments of coal and diesel oil inventories		$ 51,213,588	$ 46,572,145